Material accounting policies, judgements and estimates	6 Months Ended
Feb. 28, 2025
Material Accounting Policies Judgements And Estimates
Material accounting policies, judgements and estimates

3.	Material accounting policies, judgements and estimates

The accounting policies, judgements and estimates applied in these interim condensed consolidated financial statements are consistent with those set out in Notes 3 and 4 of the Company’s annual consolidated financial statements for the year ended August 31, 2024, except as described below:

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, and short-term deposits with an original maturity of three months or less, which are readily convertible into known amounts of cash and are subject to an insignificant risk of changes in value. Bank overdrafts which are repayable on demand and form an integral part of an entity's cash management are included as a component of cash and cash equivalents in the statements of cash flows.